RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of Liabilities Arising from Financing Activities

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at January 1, 2021	22,24,25	84,065	18,741
Cash-flows:
Interest paid		(3,996)	(11)
Repayment		-	(2,939)

Non-cash:
Interest charged		3,996	-
Additions (related to Right of Use assets)		-	71
Exchange adjustment		-	(820)
Accretion interest		648	803
Fair value	8	(1,370)	-

Balance at December 31, 2021	22, 24,25	83,343	15,845

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at 1 January 2020	22,24,25	82,025	20,149
Cash-flows:
Interest paid		(3,996)	-
Proceeds from government Covid-19 loan (Note 24)		31	-
Repayment		-	(3,240)

Non-cash:
Interest charged		3,996	-
Additions (related to Right of Use assets)		-	224
Disposals¹		-	(216)
Exchange adjustment		-	928
Accretion interest	8	643	896
Fair value		1,366	-

Balance at 31 December 2020	22, 24,25	84,065	18,741

¹ Disposal of Lease liabilities relates to the early termination of a lease for a right-of-use building asset in  Carlsbad, California. This facility was closed in June 2020.